JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Apartments — 15.2%
American Homes 4 Rent, Class A, REIT	297,982	9,571,182
Apartment Investment and Management Co., Class A, REIT	194,936	1,113,085
AvalonBay Communities, Inc., REIT	123,587	22,485,419
Camden Property Trust, REIT	94,923	10,094,112
Centerspace, REIT	20,563	1,372,786
Elme Communities, REIT	105,606	1,833,320
Equity LifeStyle Properties, Inc., REIT	165,613	10,412,089
Equity Residential, REIT	304,809	18,821,956
Essex Property Trust, Inc., REIT	57,524	15,164,477
Independence Realty Trust, Inc., REIT	225,674	3,870,309
Invitation Homes, Inc., REIT	519,121	14,639,212
Mid-America Apartment Communities, Inc., REIT	105,121	14,284,893
NexPoint Residential Trust, Inc., REIT	32,708	1,040,441
Sun Communities, Inc., REIT	112,091	14,441,804
UDR, Inc., REIT	292,301	10,645,602
		149,790,687
Diversified — 15.1%
Alexander & Baldwin, Inc., REIT	89,738	1,402,605
American Assets Trust, Inc., REIT	66,465	1,296,068
Armada Hoffler Properties, Inc., REIT	122,884	807,348
Broadstone Net Lease, Inc., REIT	181,615	3,190,976
Digital Realty Trust, Inc., REIT	248,854	39,846,502
EPR Properties, REIT	76,356	3,991,128
Equinix, Inc., REIT	53,468	40,277,979
Gaming and Leisure Properties, Inc., REIT	240,673	10,476,496
Gladstone Commercial Corp., REIT (a)	67,021	741,252
Global Net Lease, Inc., REIT	233,269	1,915,138
InvenTrust Properties Corp., REIT	83,367	2,379,294
Millrose Properties, Inc., Class A, REIT	16,931	515,718
Safehold, Inc., REIT	66,708	925,240
UMH Properties, Inc., REIT	73,811	1,116,760
Veris Residential, Inc., REIT	97,411	1,467,010
VICI Properties, Inc., Class A, REIT	880,048	25,362,983
WP Carey, Inc., REIT	194,229	13,085,208
		148,797,705
Health Care — 20.2%
Alexandria Real Estate Equities, Inc., REIT	144,945	7,779,198
American Healthcare REIT, Inc., REIT	85,798	4,356,822
CareTrust REIT, Inc., REIT	130,766	4,907,648
Diversified Healthcare Trust, REIT	244,168	1,179,331
Healthcare Realty Trust, Inc., REIT	338,865	6,177,509
Healthpeak Properties, Inc., REIT	637,562	11,641,900
LTC Properties, Inc., REIT	48,804	1,780,858
Medical Properties Trust, Inc., REIT (a)	628,480	3,620,045
National Health Investors, Inc., REIT	45,231	3,594,960
Omega Healthcare Investors, Inc., REIT	222,031	10,195,664
Sabra Health Care REIT, Inc., REIT	233,286	4,551,410

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care — continued
Sila Realty Trust, Inc., REIT	21,074	504,090
Ventas, Inc., REIT	366,384	29,541,542
Welltower, Inc., REIT	522,072	108,705,832
		198,536,809
Hotels — 3.2%
Apple Hospitality REIT, Inc., REIT	227,095	2,700,160
DiamondRock Hospitality Co., REIT	240,445	2,190,454
Host Hotels & Resorts, Inc., REIT	629,959	11,106,177
Park Hotels & Resorts, Inc., REIT	237,397	2,568,636
Pebblebrook Hotel Trust, REIT	154,528	1,752,348
RLJ Lodging Trust, REIT	196,325	1,480,290
Ryman Hospitality Properties, Inc., REIT	51,517	4,916,267
Summit Hotel Properties, Inc., REIT	169,636	909,249
Sunstone Hotel Investors, Inc., REIT	232,168	2,173,092
Xenia Hotels & Resorts, Inc., REIT	133,906	1,872,006
		31,668,679
Industrial — 13.8%
Americold Realty Trust, Inc., REIT	265,729	2,877,845
EastGroup Properties, Inc., REIT	41,679	7,551,401
First Industrial Realty Trust, Inc., REIT	126,915	7,264,615
Innovative Industrial Properties, Inc., REIT	31,575	1,561,384
Lineage, Inc., REIT	11,527	412,897
LXP Industrial Trust, REIT	59,336	2,877,796
Plymouth Industrial REIT, Inc., REIT	61,750	1,354,795
Prologis, Inc., REIT	720,867	92,653,035
Rexford Industrial Realty, Inc., REIT	175,303	7,294,358
STAG Industrial, Inc., REIT	173,203	6,803,414
Terreno Realty Corp., REIT	75,372	4,732,608
		135,384,148
Office — 4.6%
Brandywine Realty Trust, REIT (a)	253,805	870,551
BXP, Inc., REIT	139,843	10,119,039
COPT Defense Properties, REIT	116,411	3,577,310
Cousins Properties, Inc., REIT	151,888	3,915,673
Douglas Emmett, Inc., REIT (a)	186,619	2,274,886
Easterly Government Properties, Inc., REIT	48,007	1,046,553
Empire State Realty Trust, Inc., Class A, REIT	174,506	1,226,777
Highwoods Properties, Inc., REIT	109,710	3,049,938
Hudson Pacific Properties, Inc., REIT *	178,610	353,648
JBG SMITH Properties, REIT	115,857	2,112,073
Kilroy Realty Corp., REIT	106,290	4,558,778
Paramount Group, Inc., REIT *	241,078	1,588,704
Piedmont Realty Trust, Inc., Class A, REIT	164,828	1,440,597
SL Green Realty Corp., REIT (a)	65,881	3,104,971
Vornado Realty Trust, REIT	158,791	5,846,685
		45,086,183

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Regional Malls — 5.4%
CBL & Associates Properties, Inc., REIT	26,765	894,486
Macerich Co. (The), REIT	247,610	4,298,510
Simon Property Group, Inc., REIT	236,560	44,075,859
Tanger, Inc., REIT	107,562	3,611,932
		52,880,787
Shopping Centers — 6.0%
Acadia Realty Trust, REIT	106,665	2,194,099
Alexander's, Inc., REIT	4,121	873,364
Brixmor Property Group, Inc., REIT	286,309	7,484,117
Curbline Properties Corp., REIT	104,075	2,491,555
Federal Realty Investment Trust, REIT	69,916	6,902,807
Kimco Realty Corp., REIT	613,456	12,674,001
Kite Realty Group Trust, REIT	215,846	4,994,676
NETSTREIT Corp., REIT (a)	75,644	1,386,555
Phillips Edison & Co., Inc., REIT	117,533	4,172,421
Regency Centers Corp., REIT	156,188	11,114,338
Saul Centers, Inc., REIT	25,481	792,459
Urban Edge Properties, REIT	127,627	2,452,991
Whitestone, REIT	76,647	1,018,639
		58,552,022
Single Tenant — 6.4%
Agree Realty Corp., REIT	85,636	6,441,540
Essential Properties Realty Trust, Inc., REIT	142,154	4,500,596
Four Corners Property Trust, Inc., REIT	91,908	2,209,468
Getty Realty Corp., REIT	50,447	1,436,226
NNN REIT, Inc., REIT	171,279	7,082,387
Realty Income Corp., REIT	722,109	41,600,699
		63,270,916
Storage — 9.6%
CubeSmart, REIT	212,007	7,893,021
Extra Space Storage, Inc., REIT	183,256	24,404,201
Iron Mountain, Inc., REIT	254,650	21,989,027
National Storage Affiliates Trust, REIT (a)	89,698	2,641,606
Public Storage, REIT	133,903	36,761,730
Smartstop Self Storage REIT, Inc., REIT	13,138	429,350
		94,118,935
Total Common Stocks (Cost $1,050,792,150)		978,086,871
Short-Term Investments — 1.2%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (b) (c) (Cost $3,946,070)	3,946,070	3,946,070

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (b) (c) (Cost $8,444,866)	8,444,866	8,444,866
Total Short-Term Investments (Cost $12,390,936)		12,390,936
Total Investments — 100.7% (Cost $1,063,183,086)		990,477,807
Liabilities in Excess of Other Assets — (0.7)%		(7,115,091)
NET ASSETS — 100.0%		983,362,716

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2025. The total value of securities on loan at November 30, 2025 is $8,187,626.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	131	12/19/2025	USD	4,818,180	39,279

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$990,477,807	$—	$—	$990,477,807
Appreciation in Other Financial Instruments
Futures Contracts (a)	$39,279	$—	$—	$39,279

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (a) (b)	$7,996,508	$53,296,029	$52,847,671	$—	$—	$8,444,866	8,444,866	$221,055	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	4,960,676	40,651,578	41,666,184	—	—	3,946,070	3,946,070	169,300	—
Total	$12,957,184	$93,947,607	$94,513,855	$—	$—	$12,390,936		$390,355	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.